Revenue and Performance Obligations - Remaining Performance Obligations (Detail) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2018-02-01	Jul. 31, 2018	Jan. 31, 2018
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations, percentage	29.00%	51.00%
Remaining performance obligations, period of recognition	1 year	1 year